Non-Controlling Interest	12 Months Ended
Oct. 31, 2022
Non-Controlling Interest [Abstract]
Non-Controlling Interest	Non-controlling interest
On January 26, 2022, the Company entered into an agreement with ECO STOR AS (“ECO STOR”) and Morrow Batteries AS (“Morrow”) to form Li-Cycle Norway AS which will construct a new commercial lithium-ion battery recycling facility in southern Norway. Li-Cycle is the majority owner of Li-Cycle Norway AS with 67% ownership with ECO STOR and Morrow being minority owners and Nordic-headquartered strategic partners with 31% and 2% ownership, respectively. These holdings allow the shareholders to nominate 2 Directors, 1 Director, and 1 observer, respectively, with their ownership holdings.

Summarized financial information for Li-Cycle Norway AS is as follows:

For the year ended October 31,	2022
Balance, beginning of year	$—
Investment to non-controlling interest	0.3
Loss attributable to non-controlling interest during the year	(0.1)
Balance, end of year	$0.2

As at October 31,	2022
Revenue	$—
Expenses	(0.4)
Net loss	(0.4)
Net loss attributable to non-controlling interest	$(0.1)